Supplemental Guarantor Information - Supplemental Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,467	$ 679	$ 1,906	$ 160
Receivables, net of allowance	1,253	2,019
Inventories	570	681
Drilling advances	172	283
Assets held for sale		3,381
Deferred tax asset		890
Prepaid assets and other	290	129
Total current assets	3,752	8,062
PROPERTY AND EQUIPMENT, NET	20,838	34,645
OTHER ASSETS:
Deferred charges and other	910	1,557
Total assets	25,500	44,264
CURRENT LIABILITIES:
Accounts payable	618	1,110
Liabilities held for sale		428
Other current liabilities	1,223	2,240
Total current liabilities	1,841	3,778
Long-term debt	8,716	11,178
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Income taxes	2,529	5,493
Asset retirement obligation, non current	2,562	2,915
Other	362	359
Total deferred credits and other noncurrent liabilities	5,453	8,767
COMMITMENTS AND CONTINGENCIES
APACHE SHAREHOLDERS' EQUITY	7,888	18,495
Noncontrolling interest	1,602	2,046
TOTAL EQUITY	9,490	20,541	30,756	28,538
Total liabilities and shareholders' equity	25,500	44,264
Reclassifications & Eliminations [Member]
CURRENT ASSETS:
Intercompany receivable	(5,212)	(4,939)
Total current assets	(5,212)	(4,939)
OTHER ASSETS:
Intercompany receivable	(10,744)	(4,821)
Equity in affiliates	(15,731)	(21,668)
Deferred charges and other	(1,000)	(1,000)
Total assets	(32,687)	(32,428)
CURRENT LIABILITIES:
Intercompany payable	(5,212)	(4,939)
Total current liabilities	(5,212)	(4,939)
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	(10,744)	(4,821)
Other	(1,000)	(1,000)
Total deferred credits and other noncurrent liabilities	(11,744)	(5,821)
APACHE SHAREHOLDERS' EQUITY	(15,731)	(21,668)
TOTAL EQUITY	(15,731)	(21,668)
Total liabilities and shareholders' equity	(32,687)	(32,428)
Apache Corporation [Member]
CURRENT ASSETS:
Cash and cash equivalents	378	267	155
Receivables, net of allowance	314	837
Inventories	34	24
Drilling advances	16	34
Deferred tax asset		612
Prepaid assets and other	102	32
Intercompany receivable	5,212	4,939
Total current assets	6,056	6,745
PROPERTY AND EQUIPMENT, NET	6,546	12,146
OTHER ASSETS:
Intercompany receivable		819
Equity in affiliates	16,092	21,346
Deferred charges and other	96	108
Total assets	28,790	41,164
CURRENT LIABILITIES:
Accounts payable	409	748
Other current liabilities	539	1,042
Total current liabilities	948	1,790
Long-term debt	8,418	10,880
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable	10,744	3,882
Income taxes	(412)	3,824
Asset retirement obligation, non current	271	211
Other	933	2,082
Total deferred credits and other noncurrent liabilities	11,536	9,999
APACHE SHAREHOLDERS' EQUITY	7,888	18,495
TOTAL EQUITY	7,888	18,495
Total liabilities and shareholders' equity	28,790	41,164
Apache Finance Canada [Member]
CURRENT ASSETS:
Cash and cash equivalents	0		3
Drilling advances		1
Total current assets		1
OTHER ASSETS:
Equity in affiliates	(807)	(2)
Deferred charges and other	1,001	1,002
Total assets	194	1,001
CURRENT LIABILITIES:
Accounts payable		10
Other current liabilities	3	1
Total current liabilities	3	11
Long-term debt	298	298
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable		120
Income taxes	4
Other	250	250
Total deferred credits and other noncurrent liabilities	254	370
APACHE SHAREHOLDERS' EQUITY	(361)	322
TOTAL EQUITY	(361)	322
Total liabilities and shareholders' equity	194	1,001
All Other Subsidiaries of Apache Corporation [Member]
CURRENT ASSETS:
Cash and cash equivalents	1,089	412	$ 1,748	$ 160
Receivables, net of allowance	939	1,182
Inventories	536	657
Drilling advances	156	248
Assets held for sale		3,381
Deferred tax asset		278
Prepaid assets and other	188	97
Total current assets	2,908	6,255
PROPERTY AND EQUIPMENT, NET	14,292	22,499
OTHER ASSETS:
Intercompany receivable	10,744	4,002
Equity in affiliates	446	324
Deferred charges and other	813	1,447
Total assets	29,203	34,527
CURRENT LIABILITIES:
Accounts payable	209	352
Liabilities held for sale		428
Other current liabilities	681	1,197
Intercompany payable	5,212	4,939
Total current liabilities	6,102	6,916
DEFERRED CREDITS AND OTHER NONCURRENT LIABILITIES:
Intercompany payable		819
Income taxes	2,937	1,669
Asset retirement obligation, non current	2,291	2,704
Other	179	(973)
Total deferred credits and other noncurrent liabilities	5,407	4,219
APACHE SHAREHOLDERS' EQUITY	16,092	21,346
Noncontrolling interest	1,602	2,046
TOTAL EQUITY	17,694	23,392
Total liabilities and shareholders' equity	$ 29,203	$ 34,527